Segment reporting (Tables)	6 Months Ended
Jun. 30, 2023
Segment reporting
Schedule of operations of reportable segment	The following summary describes the operations of the reportable segment:

Reportable segments	Operations
Nexters Global Ltd	Game development and publishing
MX Capital Ltd	Game development and publishing

Schedule of bookings and management EBITDA

Six months ended June 30, 2023	Nexters Global Ltd	MX Capital Ltd	All other segments	Total
Segment revenue	225,463	—	8,676	234,139
Segment management EBITDA	12,381	—	(15,311)	(2,930)

Six months ended June 30, 2022	Nexters Global Ltd	MX Capital Ltd	All other segments	Total
Segment revenue	249,313	—	3,467	252,780
Segment management EBITDA	65,848	(3,137)	(9,958)	52,753

Schedule of reconciliation of information on reportable segment to the amounts reported in the financial statements

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Profit/(loss) before income tax
Management EBITDA for reportable segments	12,381	62,711
Management EBITDA for other segments	(15,311)	(9,958)
Net effect from recognition of deferred net revenues	8,881	2,281
Depreciation and amortization	(2,903)	(3,617)
Finance income	3,042	335
Finance expenses	(1,992)	(1,279)
Share-based payments expense	1,044	2,029
Impairment loss on trade receivables and loans receivable	(4,296)	(3,919)
Change in fair value of share warrant obligation and other financial instruments	10,547	7,268
Impairment loss on Intangible assets	—	241
Share of loss of equity-accounted associates	(515)	(1,640)
Other operating income	1,539	376
Consolidatied profit/(loss) before income tax	12,417	54,828

Schedule of revenue disaggregated based on geographical location

Non-current assets excluding financial instruments and deferred taxes by geography are presented below as at June 30, 2023:

	Cyprus	Armenia	Kazakhstan	Spain	Total
Property and equipment	705	94	63	1	863
Right-of-use assets	1,126	363	—	—	1,489
Intangible assets	10,732	25	6	—	10,763
Goodwill	1,836	—	—	—	1,836
Long-term deferred platform commission fees	83,197	—	—	—	83,197
	97,596	482	69	1	98,148

As at December 31, 2022:

	Cyprus	Armenia	Kazakhstan	Spain	Total
Property and equipment	672	67	46	1	786
Right-of-use assets	1,298	164	—	—	1,462
Intangible assets	12,959	17	1	—	12,977
Goodwill	1,836	—	—	—	1,836
Long-term deferred platform commission fees	94,682	—	—	—	94,682
Loans receivable - non-current	3,317	—	—	—	3,317
	114,764	248	47	1	115,060